Fair value of financial instruments - Financial assets & liabilities at fair value (Details) - EUR (€) € in Millions	Sep. 30, 2020	Mar. 31, 2020
Fair value of financial instruments
Financial assets at fair value	€ 16,589	€ 24,354
Financial liabilities at fair value	5,444	4,767
Level 1
Fair value of financial instruments
Quoted debt and equity securities	3,411	2,698
Derivative financial instruments
Fair value of financial instruments
Financial liabilities at fair value	5,444	4,767
Money Market funds
Fair value of financial instruments
Financial assets at fair value	4,735	9,135
Debt and equity securities
Fair value of financial instruments
Financial assets at fair value	6,009	5,226
Derivative financial instruments
Fair value of financial instruments
Financial assets at fair value	4,815	9,176
Trade receivables at fair value through Other comprehensive income
Fair value of financial instruments
Financial assets at fair value	1,030	817
Fair value
Fair value of financial instruments
Financial assets at fair value	51,865	48,216
Financial liabilities at fair value	51,865	48,216
Carrying value
Fair value of financial instruments
Financial assets at carrying value	47,204	47,500
Financial liabilities at carrying value	€ 47,204	€ 47,500